Condensed Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash	$ 187,002	$ 238,188	$ 495,036
Prepaid expenses	250	645	1,000
Total Current Assets	187,252	238,833	496,036
Property and Equipment, net	61,919	66,104	43,191
Total Assets	249,171	304,937	539,227
LIABILITIES AND STOCKHOLDERS DEFICIT
Accounts payable and accrued expenses	533,389	469,833	522,586
Royalty agreement payable - related party	65,292	65,292	64,720
Accounts payable and accrued expenses - related party	1,784,933	1,666,748	1,177,603
Total Current Liabilities	2,383,614	2,201,873	1,764,909
Total Liabilities	$ 2,383,614	$ 2,201,873	$ 1,764,909
Commitments and Contingencies
Stockholders Deficit
Preferred stock Series A, no par value; 2 and 2 shares issued and outstanding, respectively	$ 5,217,800	$ 5,217,800	$ 5,217,800
Common stock Class A, no par value; unlimited shares authorized, 719,110,271 and 708,068,385 and 673,974,429 shares issued and outstanding, respectively	11,001,942	10,801,942	9,812,845
Common stock Class B, no par value; unlimited shares authorized, no shares issued and outstanding	0	0	0
Common Stock Issuable, 1,122,311 shares, respectively	22,000	22,000	22,000
Additional paid-in capital	2,444,931	2,373,458	1,900,018
Accumulated Deficit	(20,821,116)	(20,312,136)	(18,178,345)
Total Stockholders Deficit	(2,134,443)	(1,896,936)	(1,225,682)
Total Liabilities and Stockholders Deficit	$ 249,171	$ 304,937	$ 539,227